Fair Value Measurement (Details) - Schedule of Warrant’s Fair Value - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield
Fair value of underlying ordinary shares (in Dollars per share)	[1]	$ 3.71	$ 123.72
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate		3.88%	4.01%
Volatility		41.06%	36.78%
Life of warrants (in years)		1 year	6 months 21 days
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate		4.86%	4.75%
Volatility		43.11%	44.74%
Life of warrants (in years)		5 years 25 days	6 years 25 days

[1]	The fair value of underlying ordinary shares is presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company, and a share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.